Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Available For Sale Securities

	September 30, 2012	December 31, 2011
Investment securities available for sale:
Level 1 inputs	$1,253	$24,450
Level 2 inputs	179,111	137,335
Level 3 inputs	-	-
Investment securities available for sale	$180,364	$161,785

SLMA stock:
Level 1 inputs	$247	$262
SLMA stock	$247	$262

December 31,	2011	2010	2009
Level 1 inputs	$ 24,450	$ 2,111	$ 4,708
Level 2 inputs	137,335	30,939	23,305
Level 3 inputs	-	-	-
Investment securities available for sale	$ 161,785	$ 33,050	$ 28,013

Other Real Estate Owned

Nine months ended September 30, 2012	Legacy	Acquired	Total
Beginning balance	$1,871,832	$2,132,777	$4,004,609
Transferred in	-	191,921	191,921
Investment in improvements	-	15,525	15,525
Write down in value	(220,000)	(61,000)	(281,000)
Sales/deposits on sales	(604)	(699,002)	(699,606)
Total end of period	$1,651,228	$1,580,221	$3,231,449

Other Real Estate Owned
	Legacy	Acquired	Total
Beginning balance	$ 1,153,039	$ -	$ 1,153,039
Beginning acquired	-	1,834,451	1,834,451
Transferred in	825,290	289,000	1,114,290
Investment in improvements	-	88,965	88,965
Write down in value	(100,000)	-	(100,000)
Sales	(6,497)	(79,639)	(86,136)
Total end of period	$ 1,871,832	$ 2,132,777	$ 4,004,609

Fair Value Of Financial Instruments On Recurring Basis

	September 30, 2012		December 31, 2011
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
Financial assets:
Level 1 inputs:
Investment securities	$1,249,246	$1,252,500	$24,450,070	$24,450,070
Level 2 inputs:
Investment securities	179,114,286	179,111,032	137,334,765	137,334,765
Level 3 inputs:
Loans, net	573,147,401	577,722,605	539,297,666	547,218,763

Financial liabilities
Level 3 inputs:
Interest bearing deposits	$545,730,571	$546,344,318	$520,629,456	$522,248,781
Short term borrowings	44,544,608	44,608,198	38,672,657	38,967,244
Long term borrowings	6,216,463	6,424,952	6,284,479	6,452,391

	Carrying amount	Fair value
December 31, 2011
Financial assets
Time deposits	$ -	$ -
Investment securities	161,784,835	161,784,835
Loans	539,297,666	547,218,763

Financial liabilities
Interest bearing deposits	520,629,456	522,248,781
Short term borrowings	38,672,657	38,967,244
Long term borrowings	6,284,479	6,452,391
December 31, 2010
Financial assets
Time deposits	$ 297,000	$ 297,482
Investment securities	54,786,264	55,015,376
Loans	299,606,430	301,862,245

Financial liabilities
Interest bearing deposits	$ 273,032,442	$ 274,003,958
Short term borrowings	5,669,332	5,669,332
Long term borrowings	16,371,947	10,618,094
December 31, 2009
Financial assets
Time deposits	$ 15,031,102	$ 15,491,899
Investment securities	33,819,455	34,089,713
Loans	265,008,669	269,907,318

Financial liabilities
Interest bearing deposits	$ 245,464,373	$ 247,456,675
Short term borrowings	16,149,939	16,297,360
Long term borrowings	16,454,067	17,261,757